Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Line Items]
Entity Registrant Name	MGE Energy Inc
Entity Central Index Key	0001161728
Document Type	10-Q
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Well known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock Shares Outstanding	23,113,638
MGE [Member]
Document And Entity Information [Line Items]
Entity Registrant Name	Madison Gas and Electric Company
Entity Central Index Key	0000061339
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock Shares Outstanding	17,347,894